Leases - Schedule of Carrying Amount of Lease Liabilities and the Movements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analyzed into:
Current portion	$ 471	$ 722
Non-current portion	425	469
Total	$ 896	$ 1,191	$ 2,237